Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Time charter revenue	$ 11,919,860	$ 16,043,730	$ 17,458,102
Voyage charter revenue	1,892,232	473,055	0
Commissions (including $227,556, $207,338, and $183,147, respectively, to related parties)	(583,741)	(876,154)	(961,530)
Net revenue	13,228,351	15,640,631	16,496,572
Operating expenses / (income)
Voyage expenses	814,615	1,010,520	253,264
Vessel operating expenses (including $56,279, $61,798 and $49,167, respectively, to related parties)	4,683,815	6,351,471	6,492,939
Vessel depreciation	302,962	43,070	1,465,858
Dry-docking expenses	586,176	2,616,834	888,266
Related party management fees	880,359	971,346	927,573
General and administrative expenses (including $436,493, $394,516 and $395,833, respectively, to related party)	1,497,535	817,098	780,439
Net gain on sale of vessel (including nil, nil and $131,500, respectively, to related party)	(10,230,210)	0	0
Other operating income	0	0	(2,271,816)
Total operating expenses / (income), net	(1,464,748)	11,810,339	8,536,523
Operating income	14,693,099	3,830,292	7,960,049
Other (expenses) / income
Interest and other financing costs	(137,787)	(65,989)	(224,874)
Interest income	226,779	0	0
Foreign exchange (loss) / gain	(23,665)	8,940	(2,681)
Other (expenses) / income, net	65,327	(57,049)	(227,555)
Net income	$ 14,758,426	$ 3,773,243	$ 7,732,494
Weighted average number of shares outstanding during the year, basic and diluted	2,799,666	2,780,855	2,780,855
Earnings per share, basic and diluted	$ 5.27	$ 1.36	$ 2.78